Description of Business and Nature of Operations - Additional Information (Detail)	6 Months Ended
Jun. 30, 2023 Asset Agreement
Description Of Business And Nature Of Operations [Line Items]
Number of long-term purchase agreements | Agreement	29
Number of early deposit long-term purchase agreements | Agreement	3
Number of mining companies engaged in precious metal purchase agreements | Agreement	23
Number of currently operating mining assets	19
Number of mining assets under various stages of development	13
Number of countries operating mining assets	13
Number of mining assets placed in care and maintenance	4